Leases (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Rent expenses		$ 5,602	$ 0	$ 14,953	$ 0
Total monthly payment	$ 1,619
Lease Settlement Agreement [Member] | Manoa Innovation Center [Member]
Rent expenses		$ 8,760	$ 8,164	$ 29,662	$ 23,935	$ 29,690	$ 32,049